Share-Based Compensation - Summary of Total Share-Based Compensation Expense of Share Options and Restricted Shares Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	¥ 27,207	¥ 35,680	¥ 41,841
Share Options and Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	30,828	61,917	83,695
Share Options and Restricted Shares | Selling and Marketing Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	7,332	10,204	17,243
Share Options and Restricted Shares | Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	10,271	14,656	26,954
Share Options and Restricted Shares | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	¥ 13,225	¥ 37,057	¥ 39,498